Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Assets and Liabilities Measured at Fair Value on Recurring Basis

Charter Aspect

December 31, 2016	Total	Level 1	Level 2	Level 3
Assets
Futures	$753,644	$753,644	$-	$-
Forwards	630,512	82,024	548,488	-

Total assets	$1,384,156	$835,668	$548,488	$-

Liabilities
Futures	$384,998	$384,998	$-	$-
Forwards	732,859	291,675	441,184	-

Total liabilities	$1,117,857	$676,673	$441,184	$-

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$24,995,953	$-	$24,995,953	$-
Futures	724,794	724,794	-	-
Forwards	692,968	91,854	601,114	-

Total assets	$26,413,715	$816,648	$25,597,067	$-

Liabilities
Futures	$966,476	$966,476	$-	$-
Forwards	665,290	306,677	358,613	-

Total liabilities	$1,631,766	$1,273,153	$358,613	$-

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Charter Campbell (Partnership in Liquidation)

December 31, 2016	Total	Level 1	Level 2	Level 3
Assets
Forwards	$427,273	$28,095	$399,178	$-

Total assets	$427,273	$28,095	$399,178	$-

Liabilities
Forwards	$367,542	$152,671	$214,871	$-

Total liabilities	$367,542	$152,671	$214,871	$-

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$15,498,983	$-	$15,498,983	$-
Futures	269,891	269,891	-	-
Forwards	1,264,408	26,107	1,238,301	-

Total assets	$17,033,282	$295,998	$16,737,284	$-

Liabilities
Futures	$460,830	$460,830	$-	$-
Forwards	1,322,225	135,773	1,186,452	-

Total liabilities	$1,783,055	$596,603	$1,186,452	$-

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Charter WNT (Partnership in Liquidation)

December 31, 2016	Total	Level 1	Level 2	Level 3
Assets
Forwards	$279,345	$89,654	$189,691	$-

Total assets	$279,345	$89,654	$189,691	$-

Liabilities
Forwards	$342,592	$166,960	$175,632	$-

Total liabilities	$342,592	$166,960	$175,632	$-

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$16,998,561	$-	$16,998,561	$-
Futures	817,717	817,717	-	-
Forwards	239,883	87,839	152,044	-

Total assets	$18,056,161	$905,556	$17,150,605	$-

Liabilities
Futures	$580,290	$580,290	$-	$-
Forwards	237,051	32,341	204,710	-

Total liabilities	$817,341	$612,631	$204,710	$-